Income Taxes - Additional information (Details)	3 Months Ended		6 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Income Taxes
Effective Income Tax Rate Reconciliation, Percent	27.80%	10.50%	26.00%	15.30%